Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent		1.01%	3.26%	3.12%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent		(0.30%)	2.57%	2.21%
Lipper Balanced Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Average Annual Return, Percent		10.78%	8.21%	6.80%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		18.41%	16.85%	12.98%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent		5.86%	0.68%	1.81%
S&P 500/Bloomberg Cap Int Govt/Cr Bd [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500/Bloomberg Cap Int Govt/Cr Bd
Average Annual Return, Percent		13.96%	11.25%	9.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		18.41%	16.85%	12.98%
Lipper Mid Cap Growth Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mid Cap Growth Funds Index
Average Annual Return, Percent		3.64%	8.16%	8.72%